Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO #1[1]	Summary Compensation Table Total for CEO #2[2]	Compensation Actually Paid to the CEO #1[3]	Compensation Actually Paid to the CEO #2[4]	Average Summary Compensation Table Total for Non-CEO NEOs[5]	Average Compensation Actually Paid to Non-CEO NEOs[6]	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) (in millions)[9]	Adjusted EBITDA[10]
							Total Shareholder Return[7]	Peer Group Total Shareholder Return[8]
2024	$11,217,604	$9,493,471	$(7,584,370)	$2,985,544	$2,577,855	$717,900	$223	$108	$18	$880
2023	$14,678,639		$27,706,948		$2,980,464	$4,704,325	$214	$118	$205	$938
2022	$15,355,201		$4,644,914		$3,390,442	$1,542,704	$161	$98	$(120)	$675
2021	$14,242,424		$34,992,414		$3,051,633	$6,904,114	$241	$138	$1,108	$917

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Summary Compensation Table Total for CEO #1: This column reflects the amounts of total compensation reported for Mr. Del Grosso in the “Total” column of the Summary Compensation Table.
(2) Summary Compensation Table Total for CEO #2: This column reflects the amounts of total compensation reported for Mr. Dorlack for fiscal year 2024 in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in the common shares of companies in the Dow Jones U.S. Auto Parts Index on September 30, 2020.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total	Deduction of Grant Date Fair Value from Summary Compensation Table(a)	Other Adjustments to Summary Compensation Table(b)	Compensation Actually Paid
2024	$11,217,604	$10,420,298	$(8,381,676)	$(7,584,370)
2023	$14,678,639	$11,583,518	$24,611,827	$27,706,948
2022	$15,355,201	$12,114,873	$1,404,586	$4,644,914
2021	$14,242,424	$11,390,360	$32,140,350	$34,992,414
(a) Deduction of Grant Date Fair Value from Summary Compensation Table: Amount reflects the grant date fair value of equity-based awards granted each year.
(b) Other Adjustments to Summary Compensation Table: The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total
2024	$173,255	$(6,551,006)	$(2,003,926)	$(8,381,676)
2023	$13,213,712	$5,989,489	$5,408,626	$24,611,827
2022	$6,717,450	$(6,022,971)	$710,107	$1,404,586
2021	$21,483,799	$9,704,169	$952,383	$32,140,350
(4) Compensation Actually Paid to CEO #2: This column reflects the CAP to Mr. Dorlack, calculated in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to Mr. Dorlack’s total compensation from the SCT for fiscal year 2024 to determine CAP:

Year	Summary Compensation Table Total	Deduction of Grant Date Fair Value from Summary Compensation Table(a)	Other Adjustments to Summary Compensation Table(b)	Compensation Actually Paid
2024	$9,493,471	$7,760,438	$1,252,510	$2,985,544
(a) Deduction of Grant Date Fair Value from Summary Compensation Table: Amount reflects the grant date fair value of equity-based awards granted each year.
(b) Other Adjustments to Summary Compensation Table: The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total
2024	$3,606,231	$(2,013,523)	$(340,198)	$1,252,510
(5) Average Summary Compensation Table Total for Non-CEO NEOs: This column reflects the average of the total compensation amounts reported for the Non-CEO NEOs for each corresponding year in the “Total” Column of the Summary Compensation Table. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2024 are Messrs. Oswald, Huang and Conklin and Ms. Tiltmann. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2023 are Messrs. Jeffery M. Stafeil, Dorlack, Huang and Michel Berthelin and Ms. Tiltmann. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2022 are Messrs. Stafeil, Dorlack and Huang and Ms. Tiltmann. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2021 are Messrs. Stafeil, Dorlack, Huang and Berthelin.
(6) Compensation Actually Paid to Non-CEO NEOs: This column reflects the average CAP to our Non-CEO NEOs, calculated in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the Non-CEO NEOs’ total compensation from the SCT for each year to determine CAP:

Non-PEO NEO Average Total Compensation Amount	$ 2,577,855	$ 2,980,464	$ 3,390,442	$ 3,051,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 717,900	4,704,325	1,542,704	6,904,114
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total	Deduction of Grant Date Fair Value from Summary Compensation Table(a)	Other Adjustments to Summary Compensation Table(b)	Average Compensation Actually Paid
2024	$2,577,855	$1,559,610	$(300,345)	$717,900
2023	$2,980,464	$1,671,893	$3,395,754	$4,704,325
2022	$3,390,442	$2,092,174	$244,436	$1,542,704
2021	$3,051,633	$1,958,209	$5,810,627	$6,904,114
(a) Deduction of Grant Date Fair Value from Summary Compensation Table: Amount reflects the grant date fair value of equity-based awards granted during fiscal year 2024.
(b) Other Adjustments to Summary Compensation Table: The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years; (iii) change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total
2024	$719,243	$(924,680)	$(94,908)	$(300,345)
2023	$1,894,703	$985,817	$515,233	$3,395,754
2022	$1,192,866	$(1,087,560)	$139,130	$244,436
2021	$3,557,609	$1,929,871	$323,147	$5,810,627
(7) Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in our common shares on September 30, 2020.
(8) Peer Group Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in the common shares of companies in the Dow Jones U.S. Auto Parts Index on September 30, 2020.
(9) Net Income: Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(10) Adjusted EBITDA: Defined as income before income taxes and noncontrolling interests excluding net financing charges, restructuring, impairment and related costs, purchase accounting amortization, transaction gains/losses, other significant non-recurring items and net mark-to-market adjustments on pension and postretirement plans and excluding depreciation and stock-based compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The chart below shows the comparison of Compensation Actually Paid to our CEO and our Non-CEO NEOs and TSR for the Company and our TSR peer group, which consists of the companies within the Dow Jones U.S. Auto Parts Index.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) The chart below shows the comparison of Compensation Actually Paid to our CEO and our Non-CEO NEOs and Net Income (Loss).
Total Shareholder Return Vs Peer Group
Compensation Actually Paid and TSR
The chart below shows the comparison of Compensation Actually Paid to our CEO and our Non-CEO NEOs and TSR for the Company and our TSR peer group, which consists of the companies within the Dow Jones U.S. Auto Parts Index.

Tabular List, Table

Return on Sales	Cumulative Free Cash Flow	Relative Total Shareholder Return	Adjusted EBITDA

Total Shareholder Return Amount	$ 223	214	161	241
Peer Group Total Shareholder Return Amount	108	118	98	138
Net Income (Loss)	$ 18,000,000	$ 205,000,000	$ (120,000,000)	$ 1,108,000,000
Company Selected Measure Amount	880	938	675	917
Additional 402(v) Disclosure	Compensation Actually Paid to CEO #1: This column reflects the CAP to Mr. Del Grosso, calculated in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to Mr. Del Grosso’s total compensation from the SCT for each year to determine CAP:Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in our common shares on September 30, 2020.Net Income: Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Adjusted EBITDA The chart below shows the comparison of Compensation Actually Paid to the CEO and our Non-CEO NEOs and Adjusted EBITDA.
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA: Defined as income before income taxes and noncontrolling interests excluding net financing charges, restructuring, impairment and related costs, purchase accounting amortization, transaction gains/losses, other significant non-recurring items and net mark-to-market adjustments on pension and postretirement plans and excluding depreciation and stock-based compensation.
Mr. Del Grosso [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,217,604	$ 14,678,639	$ 15,355,201	$ 14,242,424
PEO Actually Paid Compensation Amount	$ (7,584,370)	27,706,948	4,644,914	34,992,414
PEO Name	Mr. Del Grosso
Mr. Dorlack [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,493,471
PEO Actually Paid Compensation Amount	$ 2,985,544
PEO Name	Mr. Dorlack
PEO | Mr. Del Grosso [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,420,298)	(11,583,518)	(12,114,873)	(11,390,360)
PEO | Mr. Del Grosso [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,381,676)	24,611,827	1,404,586	32,140,350
PEO | Mr. Del Grosso [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,255	13,213,712	6,717,450	21,483,799
PEO | Mr. Del Grosso [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,551,006)	5,989,489	(6,022,971)	9,704,169
PEO | Mr. Del Grosso [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,003,926)	5,408,626	710,107	952,383
PEO | Mr. Dorlack [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,760,438)
PEO | Mr. Dorlack [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,252,510
PEO | Mr. Dorlack [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,606,231
PEO | Mr. Dorlack [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,013,523)
PEO | Mr. Dorlack [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,198)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,559,610)	(1,671,893)	(2,092,174)	(1,958,209)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,345)	3,395,754	244,436	5,810,627
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	719,243	1,894,703	1,192,866	3,557,609
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(924,680)	985,817	(1,087,560)	1,929,871
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (94,908)	$ 515,233	$ 139,130	$ 323,147